Expense Example - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom Blend 2035 Fund - Class Z
Expense Example:
1 year	$ 38
3 years	119
5 years	208
10 years	468
Fidelity Advisor Freedom Blend 2035 Fund - Class C
Expense Example:
1 year	250
3 years	465
5 years	803
10 years	1,554
Fidelity Advisor Freedom Blend 2035 Fund - Class M
Expense Example:
1 year	445
3 years	648
5 years	868
10 years	1,498
Fidelity Advisor Freedom Blend 2035 Fund - Class A
Expense Example:
1 year	644
3 years	792
5 years	953
10 years	1,418
Fidelity Advisor Freedom Blend 2035 Fund - Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	$ 591